LVIP Franklin Templeton Core Bond Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.43%
Federal Home Loan Mortgage Corp. REMICS
Series 4676 Class KZ 2.50% 7/15/45	1,840,772	$1,598,429
•Series 5444 Class FC 5.48% (30 day USD SOFR Average + 1.12%) 8/25/54	20,071,249	20,080,303
•Series 5452 Class FC 5.41% (30 day USD SOFR Average + 1.05%) 9/25/54	14,253,154	14,218,347
•Series 5493 Class FK 5.51% (30 day USD SOFR Average + 1.15%) 1/25/55	358,155	358,252
•Series 5537 Class FC 5.51% (30 day USD SOFR Average + 1.15%) 5/25/55	14,216,961	14,232,516
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA5 Class M2 6.01% (30 day USD SOFR Average + 1.65%) 1/25/34	4,426,668	4,451,106
Series 2021-HQA2 Class M2 6.41% (30 day USD SOFR Average + 2.05%) 12/25/33	18,127,098	18,561,608
Series 2022-DNA1 Class M2 6.86% (30 day USD SOFR Average + 2.50%) 1/25/42	10,549,000	10,721,272
Series 2025-DNA2 Class M1 5.56% (30 day USD SOFR Average + 1.20%) 5/25/45	1,778,040	1,779,742
Series 2025-DNA2 Class M2 5.86% (30 day USD SOFR Average + 1.50%) 5/25/45	4,443,000	4,445,896
Series 2025-DNA3 Class A1 5.32% (30 day USD SOFR Average + 0.95%) 9/25/45	7,452,000	7,456,658
Series 2025-DNA3 Class M1 5.47% (30 day USD SOFR Average + 1.10%) 9/25/45	11,384,000	11,391,115
Series 2025-HQA1 Class M2 6.01% (30 day USD SOFR Average + 1.65%) 2/25/45	1,200,000	1,204,532
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 Class 2A 6.50% 9/25/43	119,597	125,712
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2022-R02 Class 2M2 7.36% (30 day USD SOFR Average + 3.00%) 1/25/42	4,169,000	4,261,093
Series 2023-R08 Class 1M1 5.86% (30 day USD SOFR Average + 1.50%) 10/25/43	6,140,339	6,162,258
Series 2024-R04 Class 1A1 5.36% (30 day USD SOFR Average + 1.00%) 5/25/44	14,540,249	14,562,780
Series 2025-R01 Class 1M2 5.86% (30 day USD SOFR Average + 1.50%) 1/25/45	5,334,000	5,341,767
Series 2025-R02 Class 1M2 5.96% (30 day USD SOFR Average + 1.60%) 2/25/45	4,558,000	4,567,821
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
Series 2025-R03 Class 2M1 5.96% (30 day USD SOFR Average + 1.60%) 3/25/45	7,060,721	$7,101,262
Series 2025-R04 Class 1M2 5.86% (30 day USD SOFR Average + 1.50%) 5/25/45	11,307,000	11,306,954
Federal National Mortgage Association REMICS
Series 2013-44 Class Z 3.00% 5/25/43	195,048	146,917
Series 2017-40 Class GZ 3.50% 5/25/47	2,356,497	2,162,082
•Series 2024-49 Class AF 5.46% (30 day USD SOFR Average + 1.10%) 7/25/54	7,801,054	7,824,789
•Series 2024-87 Class FB 5.46% (30 day USD SOFR Average + 1.10%) 12/25/54	11,764,893	11,751,172
•Series 2024-95 Class KF 5.46% (30 day USD SOFR Average + 1.10%) 12/25/54	1,488,710	1,487,581
•Series Update Class FE 5.51% (30 day USD SOFR Average + 1.15%) 2/25/55	14,339,105	14,363,207
Federal National Mortgage Association REMICS Trust Series 2004-W11 Class 1A2 6.50% 5/25/44	33,285	34,387
Government National Mortgage Association REMICS
Series 2013-113 Class LY 3.00% 5/20/43	2,231,683	2,077,164
Series 2017-163 Class ZK 3.50% 11/20/47	498,710	454,733
Total Agency Collateralized Mortgage Obligations (Cost $203,781,928)		204,231,455
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.67%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K144 Class A2 2.45% 4/25/32	21,463,000	19,323,386
♦•Series K-150 Class A2 3.71% 9/25/32	10,595,000	10,208,691
♦Series K753 Class A2 4.40% 10/25/30	7,284,000	7,386,457
•FREMF Mortgage Trust Series 2017-K71 Class B 3.88% 11/25/50	2,731,000	2,680,330
Total Agency Commercial Mortgage-Backed Securities (Cost $39,013,717)		39,598,864
AGENCY MORTGAGE-BACKED SECURITIES–30.64%
Federal Home Loan Mortgage Corp.
2.00% 12/1/50	5,290,341	4,302,960
2.00% 3/1/52	13,959,095	11,303,243
2.50% 9/1/42	19,846,775	17,705,428
2.50% 7/1/50	1,656,982	1,415,462
2.50% 3/1/51	2,633,190	2,257,141
LVIP Franklin Templeton Core Bond Fund–1

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50% 5/1/51	3,369,338	$2,886,434
2.50% 11/1/51	13,835,855	11,908,932
2.50% 12/1/51	19,142,932	16,443,234
3.00% 1/1/47	44,589,505	40,295,667
3.00% 8/1/48	3,737,206	3,376,364
3.00% 7/1/50	3,089,341	2,780,894
3.00% 8/1/51	5,256,144	4,679,807
3.00% 8/1/52	14,620,980	12,992,118
3.50% 2/1/47	7,884,360	7,432,197
3.50% 7/1/47	47,508,968	44,388,642
3.50% 11/1/48	7,182,531	6,723,085
3.50% 2/1/49	31,086,632	28,598,552
4.00% 10/1/47	5,615,840	5,381,180
4.00% 9/1/49	5,274,987	5,070,705
4.00% 9/1/52	12,923,572	12,214,275
4.50% 5/1/38	3,699,275	3,699,373
4.50% 1/1/49	3,555,758	3,502,963
4.50% 3/1/49	1,757,882	1,732,802
4.50% 8/1/49	5,355,880	5,298,380
4.50% 10/1/52	18,089,997	17,627,939
5.00% 10/1/48	2,118,064	2,135,642
5.00% 7/1/52	11,078,700	11,102,103
5.00% 9/1/52	23,462,279	23,488,511
5.50% 9/1/41	6,017,009	6,268,120
5.50% 9/1/52	11,348,995	11,597,425
5.50% 11/1/52	2,311,931	2,355,532
5.50% 3/1/53	20,711,881	21,176,633
5.50% 9/1/53	23,201,856	23,649,091
5.50% 2/1/54	18,816,169	19,098,171
5.50% 2/1/55	35,142,818	35,445,616
Federal National Mortgage Association
2.00% 8/1/36	26,218,051	24,144,581
2.00% 6/1/50	22,074,844	17,991,546
2.00% 11/1/50	13,949,852	11,397,802
2.00% 1/1/51	4,315,823	3,539,166
2.00% 2/1/51	11,486,940	9,413,027
2.00% 3/1/51	1,655,884	1,345,455
2.00% 4/1/51	16,545,067	13,436,501
2.00% 8/1/51	6,002,807	4,903,071
2.00% 9/1/51	40,800,116	33,007,106
2.00% 1/1/52	15,623,528	12,807,363
2.50% 8/1/50	21,127,704	18,183,868
2.50% 1/1/51	36,927,867	31,866,272
2.50% 6/1/51	6,115,402	5,261,846
2.50% 7/1/51	906,083	773,466
2.50% 8/1/51	30,695,552	26,282,377
2.50% 2/1/52	56,064,253	47,304,817
2.50% 7/1/53	6,549,975	5,562,828
3.00% 11/1/33	7,188,670	6,995,401
3.00% 6/1/45	370,735	337,295
3.00% 8/1/46	884,973	800,862
3.00% 12/1/47	1,937,128	1,746,908
3.00% 2/1/48	16,964,731	15,384,114
3.00% 3/1/48	13,478,309	12,180,631
3.00% 12/1/49	14,876,682	13,318,778
3.50% 8/1/50	23,918,583	22,177,193
3.50% 5/1/52	11,342,669	10,492,907
4.00% 9/1/42	21,262,673	20,784,446
4.00% 10/1/48	3,494,645	3,388,680
4.50% 1/1/50	2,432,803	2,392,578
4.50% 4/1/50	11,906,959	11,751,623
5.00% 7/1/47	15,053,992	15,425,047
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.00% 1/1/51	14,914,630	$15,042,356
5.00% 8/1/53	5,946,224	5,961,702
5.50% 5/1/44	5,878,757	6,117,118
5.50% 8/1/52	8,721,429	8,926,641
5.50% 11/1/52	7,683,912	7,838,223
5.50% 7/1/53	8,887,104	8,974,646
6.00% 1/1/42	12,226,732	12,884,232
6.00% 7/1/53	11,204,310	11,582,285
6.50% 9/1/53	6,851,045	7,142,218
Government National Mortgage Association
3.00% 8/15/45	2,466,826	2,229,566
3.00% 12/20/51	11,498,713	10,283,791
5.00% 9/20/52	5,833,603	5,837,797
5.50% 10/15/42	7,448,417	7,808,857
5.50% 4/20/53	8,496,476	8,480,891
5.50% 7/20/53	10,691,887	10,844,102
5.50% 2/20/54	11,935,947	12,102,934
Government National Mortgage Association, TBA
2.00% 10/20/55	60,000,000	49,583,362
2.50% 10/20/55	59,000,000	50,785,849
3.00% 10/20/55	16,000,000	14,281,219
3.50% 10/20/55	40,000,000	36,464,642
4.00% 10/20/55	21,000,000	19,742,077
4.50% 10/20/55	57,000,000	55,267,295
5.00% 10/20/54	40,000,000	39,784,767
5.50% 10/20/54	101,000,000	101,751,670
6.00% 10/20/54	95,000,000	96,616,289
6.50% 10/20/54	28,000,000	28,756,594
Uniform Mortgage-Backed Security, TBA
1.50% 10/1/40	10,000,000	8,944,727
1.50% 10/1/55	12,000,000	9,211,672
2.00% 10/1/55	135,000,000	108,778,189
5.00% 10/1/55	10,000,000	9,916,572
5.50% 10/1/54	77,000,000	77,634,324
6.00% 10/1/54	77,000,000	87,526,546
6.50% 10/1/54	51,000,000	52,702,568
Total Agency Mortgage-Backed Securities (Cost $1,857,458,707)		1,824,537,897
CORPORATE BONDS–29.11%
Aerospace & Defense–0.96%
BAE Systems PLC 5.30% 3/26/34	17,745,000	18,388,123
Boeing Co.
5.15% 5/1/30	7,000,000	7,183,089
6.86% 5/1/54	22,541,000	25,712,589
6.88% 3/15/39	4,875,000	5,520,441
		56,804,242
Agriculture–0.31%
BAT Capital Corp. 4.63% 3/22/33	7,330,000	7,253,558
Bunge Ltd. Finance Corp. 4.20% 9/17/29	11,394,000	11,354,900
		18,608,458
Airlines–0.10%
AS Mileage Plan IP Ltd. 5.02% 10/20/29	5,800,000	5,803,030
		5,803,030
LVIP Franklin Templeton Core Bond Fund–2

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.27%
General Motors Financial Co., Inc. 5.63% 4/4/32	2,777,000	$2,866,161
Hyundai Capital America
2.10% 9/15/28	5,000,000	4,685,853
4.50% 9/18/30	1,870,000	1,861,097
5.35% 3/19/29	6,700,000	6,881,471
		16,294,582
Banks–9.34%
μBank of America Corp.
5.16% 1/24/31	8,567,000	8,841,875
5.52% 10/25/35	23,067,000	23,627,496
5.82% 9/15/29	8,690,000	9,087,092
6.20% 11/10/28	20,477,000	21,339,064
6.25% 7/26/30	14,618,000	14,804,768
6.63% 5/1/30	4,781,000	4,974,578
μBank of Montreal 7.30% 11/26/84	2,160,000	2,292,138
μBank of New York Mellon Corp.
4.94% 2/11/31	6,667,000	6,847,916
6.30% 3/20/30	5,663,000	5,826,327
Citibank NA 5.44% 4/30/26	4,457,000	4,487,117
μCitigroup, Inc.
4.50% 9/11/31	5,395,000	5,397,916
6.02% 1/24/36	5,612,000	5,879,047
6.75% 2/15/30	6,946,000	7,052,038
6.88% 8/15/30	3,736,000	3,850,161
7.00% 8/15/34	4,110,000	4,365,437
μCredit Agricole SA 5.22% 5/27/31	5,754,000	5,902,628
μDeutsche Bank AG
5.30% 5/9/31	5,544,000	5,679,071
6.72% 1/18/29	5,422,000	5,693,854
6.82% 11/20/29	6,519,000	6,973,105
7.15% 7/13/27	5,037,000	5,144,802
μGoldman Sachs Group, Inc.
5.02% 10/23/35	9,348,000	9,410,153
5.22% 4/23/31	8,731,000	9,028,777
5.56% 11/19/45	7,782,000	7,902,067
6.48% 10/24/29	8,074,000	8,592,184
μHuntington Bancshares, Inc. 6.21% 8/21/29	7,498,000	7,891,177
μJPMorgan Chase & Co.
5.01% 1/23/30	6,455,000	6,612,829
5.10% 4/22/31	7,895,000	8,156,482
5.14% 1/24/31	26,673,000	27,546,030
5.57% 4/22/28	6,940,000	7,091,578
5.57% 4/22/36	10,320,000	10,877,535
5.58% 7/23/36	6,105,000	6,328,944
6.25% 10/23/34	4,064,000	4,478,223
μLloyds Banking Group PLC 5.72% 6/5/30	4,430,000	4,633,158
μM&T Bank Corp. 5.18% 7/8/31	4,475,000	4,582,876
μMorgan Stanley
2.48% 9/16/36	19,146,000	16,630,727
5.16% 4/20/29	11,755,000	12,032,789
5.19% 4/17/31	1,388,000	1,433,238
5.66% 4/17/36	5,023,000	5,299,567
5.83% 4/19/35	13,390,000	14,274,315
6.14% 10/16/26	21,815,000	21,828,887
6.30% 10/18/28	11,176,000	11,646,386
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMorgan Stanley (continued)
6.41% 11/1/29	7,055,000	$7,498,519
μMorgan Stanley Private Bank NA 4.73% 7/18/31	4,142,000	4,203,854
μPNC Financial Services Group, Inc.
4.90% 5/13/31	3,557,000	3,632,375
5.58% 1/29/36	4,530,000	4,726,610
5.68% 1/22/35	4,841,000	5,105,007
6.88% 10/20/34	7,074,000	8,014,508
Popular, Inc. 7.25% 3/13/28	9,000,000	9,402,759
μScotiabank Peru SAA 6.10% 10/1/35	7,562,000	7,860,245
State Street Corp.
4.83% 4/24/30	3,895,000	3,998,659
4.99% 3/18/27	7,188,000	7,298,640
Truist Bank
3.30% 5/15/26	6,594,000	6,555,073
μ4.63% 9/17/29	20,076,000	20,226,083
μTruist Financial Corp. 4.95% 10/6/25	6,480,000	6,453,330
U.S. Bancorp
μ2.49% 11/3/36	4,284,000	3,693,241
3.95% 11/17/25	5,681,000	5,677,074
μ4.65% 2/1/29	14,825,000	14,988,998
μ5.05% 2/12/31	6,676,000	6,847,123
μ5.38% 1/23/30	2,283,000	2,360,436
μ5.42% 2/12/36	3,599,000	3,726,561
μ5.68% 1/23/35	5,083,000	5,351,847
μ5.73% 10/21/26	1,264,000	1,264,849
μ6.79% 10/26/27	3,430,000	3,521,895
μU.S. Bank NA 4.73% 5/15/28	6,238,000	6,293,244
μUBS Group AG
5.58% 5/9/36	6,763,000	7,039,658
6.85% 9/10/29	12,828,000	13,228,016
μWells Fargo & Co.
5.15% 4/23/31	7,069,000	7,290,266
5.24% 1/24/31	5,156,000	5,334,438
5.61% 4/23/36	9,622,000	10,097,819
		556,035,479
Biotechnology–0.25%
Royalty Pharma PLC
1.75% 9/2/27	6,297,000	6,016,507
5.15% 9/2/29	5,800,000	5,950,879
5.20% 9/25/35	2,775,000	2,772,644
		14,740,030
Building Materials–0.05%
Carlisle Cos., Inc. 5.25% 9/15/35	2,735,000	2,768,094
		2,768,094
Computers–0.76%
Accenture Capital, Inc.
4.05% 10/4/29	4,580,000	4,575,633
4.50% 10/4/34	10,188,000	10,047,651
Gartner, Inc. 3.63% 6/15/29	8,800,000	8,431,774
Leidos, Inc.
5.40% 3/15/32	9,078,000	9,430,981
5.50% 3/15/35	12,362,000	12,808,586
		45,294,625
LVIP Franklin Templeton Core Bond Fund–3

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–3.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	6,530,000	$6,415,626
3.00% 10/29/28	18,664,000	17,986,357
5.10% 1/19/29	3,836,000	3,926,385
Air Lease Corp.
2.88% 1/15/26	20,637,000	20,545,797
3.00% 2/1/30	8,421,000	7,841,809
μ4.13% 12/15/26	4,377,000	4,230,456
4.63% 10/1/28	3,017,000	3,030,914
5.10% 3/1/29	2,182,000	2,215,375
Aviation Capital Group LLC
3.50% 11/1/27	14,504,000	14,244,292
4.80% 10/24/30	14,878,000	14,864,376
5.38% 7/15/29	6,398,000	6,553,362
Avolon Holdings Funding Ltd.
4.95% 10/15/32	10,000,000	9,879,266
5.75% 11/15/29	5,800,000	6,025,359
μCapital One Financial Corp. 4.49% 9/11/31	6,490,000	6,437,505
Jane Street Group/JSG Finance, Inc. 4.50% 11/15/29	5,800,000	5,662,134
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,411,000	4,812,659
4.50% 9/15/26	8,450,000	8,467,539
6.45% 6/8/27	1,613,000	1,669,397
6.50% 1/20/43	4,685,000	5,028,787
LPL Holdings, Inc. 5.20% 3/15/30	8,800,000	8,986,245
Macquarie Airfinance Holdings Ltd. 6.40% 3/26/29	8,800,000	9,267,428
OneMain Finance Corp. 7.13% 9/15/32	5,731,000	5,920,340
Rocket Cos., Inc. 6.38% 8/1/33	7,503,000	7,743,951
		181,755,359
Electric–3.13%
AEP Texas, Inc.
3.45% 1/15/50	1,649,000	1,143,024
4.15% 5/1/49	1,397,000	1,091,098
5.40% 6/1/33	2,306,000	2,371,444
Alexander Funding Trust II 7.47% 7/31/28	5,800,000	6,201,752
μAmerican Electric Power Co., Inc.
5.80% 3/15/56	7,975,000	7,947,056
6.05% 3/15/56	2,660,000	2,663,741
Appalachian Power Co. 3.70% 5/1/50	2,201,000	1,600,954
Atlantic City Electric Co. 4.00% 10/15/28	1,548,000	1,545,139
Constellation Energy Generation LLC 5.75% 3/15/54	7,357,000	7,454,335
μDominion Energy, Inc.
6.20% 2/15/56	3,855,000	3,880,226
6.63% 5/15/55	5,046,000	5,222,247
6.88% 2/1/55	6,051,000	6,333,425
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
DTE Energy Co. 5.10% 3/1/29	6,466,000	$6,625,389
Duke Energy Carolinas LLC 4.95% 1/15/33	25,751,000	26,474,621
Enel Finance International NV 4.38% 9/30/30	6,685,000	6,639,534
Entergy Texas, Inc. 3.55% 9/30/49	3,251,000	2,360,480
Exelon Corp. 5.45% 3/15/34	12,010,000	12,465,151
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	6,699,000	6,556,544
μ6.50% 8/15/55	2,923,000	3,096,234
Oglethorpe Power Corp.
3.75% 8/1/50	7,469,000	5,390,603
5.05% 10/1/48	5,649,000	5,136,732
6.20% 12/1/53	1,589,000	1,672,506
μSempra 6.40% 10/1/54	14,791,000	15,113,296
Southern Power Co.
4.25% 10/1/30	2,525,000	2,509,774
4.90% 10/1/35	4,550,000	4,487,214
Southwestern Electric Power Co. 4.10% 9/15/28	16,298,000	16,245,622
Virginia Electric & Power Co. 4.90% 9/15/35	3,250,000	3,232,996
Vistra Operations Co. LLC
6.00% 4/15/34	2,790,000	2,941,516
6.95% 10/15/33	16,079,000	17,933,552
		186,336,205
Electronics–0.10%
Amphenol Corp. 2.20% 9/15/31	6,553,000	5,815,378
		5,815,378
Food–0.92%
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50% 1/15/36	6,206,000	6,337,629
6.25% 3/1/56	5,804,000	5,951,364
Kraft Heinz Foods Co.
4.63% 10/1/39	1,975,000	1,800,672
6.88% 1/26/39	1,975,000	2,203,518
Mars, Inc.
4.80% 3/1/30	8,855,000	9,021,272
5.20% 3/1/35	7,795,000	7,967,554
5.65% 5/1/45	5,206,000	5,281,103
5.70% 5/1/55	11,828,000	11,981,128
Sysco Corp. 5.10% 9/23/30	4,210,000	4,340,511
		54,884,751
Forest Products & Paper–0.10%
Georgia-Pacific LLC 4.95% 6/30/32	5,800,000	5,950,484
		5,950,484
Health Care Products–0.10%
GE HealthCare Technologies, Inc.
4.80% 1/15/31	2,941,000	2,989,287
5.50% 6/15/35	2,882,000	2,987,439
		5,976,726
LVIP Franklin Templeton Core Bond Fund–4

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.16%
HCA, Inc. 5.45% 9/15/34	9,458,000	$9,701,926
		9,701,926
Insurance–1.32%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	11,471,000	7,241,275
5.00% 9/12/32	11,257,000	11,586,081
Aon North America, Inc.
5.30% 3/1/31	4,626,000	4,818,226
5.75% 3/1/54	1,740,000	1,752,321
Athene Global Funding 5.54% 8/22/35	4,200,000	4,256,253
Athene Holding Ltd.
μ6.63% 10/15/54	5,539,000	5,588,768
6.63% 5/19/55	5,790,000	6,196,132
μ6.88% 6/28/55	5,279,000	5,407,148
Brown & Brown, Inc. 4.90% 6/23/30	11,700,000	11,857,209
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	11,120,000	11,026,558
New York Life Global Funding 5.45% 9/18/26	8,900,000	9,025,640
		78,755,611
Internet–0.17%
Meta Platforms, Inc.
3.85% 8/15/32	6,252,000	6,084,048
5.40% 8/15/54	4,229,000	4,178,174
		10,262,222
Investment Companies–0.46%
Apollo Debt Solutions BDC 6.70% 7/29/31	2,735,000	2,898,584
Blackstone Private Credit Fund 5.60% 11/22/29	4,430,000	4,507,743
Blue Owl Credit Income Corp.
5.80% 3/15/30	14,339,000	14,540,501
6.60% 9/15/29	5,402,000	5,631,917
		27,578,745
Leisure Time–0.36%
Carnival Corp.
5.13% 5/1/29	7,960,000	7,960,000
5.75% 3/15/30	8,800,000	8,984,677
Royal Caribbean Cruises Ltd. 5.38% 1/15/36	4,115,000	4,138,997
		21,083,674
Machinery Construction & Mining–0.22%
Caterpillar, Inc. 5.20% 5/15/35	7,092,000	7,337,447
Vertiv Group Corp. 4.13% 11/15/28	6,019,000	5,877,430
		13,214,877
Media–0.41%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	6,859,000	4,275,079
Time Warner Cable LLC
6.75% 6/15/39	5,494,000	5,747,935
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable LLC (continued)
7.30% 7/1/38	13,330,000	$14,565,573
		24,588,587
Mining–0.07%
AngloGold Ashanti Holdings PLC 6.50% 4/15/40	3,991,000	4,213,180
		4,213,180
Miscellaneous Manufacturing–0.13%
Siemens Funding BV
4.60% 5/28/30	3,375,000	3,435,724
4.90% 5/28/32	4,256,000	4,365,435
		7,801,159
Office Business Equipment–0.35%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	21,449,000	20,718,674
		20,718,674
Oil & Gas–0.94%
BP Capital Markets America, Inc. 2.72% 1/12/32	6,635,000	6,016,825
μBP Capital Markets PLC 4.88% 3/22/30	5,343,000	5,305,236
ConocoPhillips Co. 5.05% 9/15/33	15,116,000	15,576,538
EOG Resources, Inc. 5.00% 7/15/32	11,176,000	11,435,219
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	3,306,000	3,183,877
6.25% 4/15/32	3,146,000	3,018,111
Petroleos Mexicanos 6.75% 9/21/47	4,103,000	3,386,230
Viper Energy Partners LLC 4.90% 8/1/30	1,945,000	1,959,237
Woodside Finance Ltd. 5.70% 5/19/32	6,010,000	6,239,890
		56,121,163
Oil & Gas Services–0.07%
Guara Norte SARL 5.20% 6/15/34	4,350,826	4,260,929
		4,260,929
Pipelines–1.53%
Enbridge, Inc.
5.25% 4/5/27	6,220,000	6,314,065
5.55% 6/20/35	5,622,000	5,797,763
μ5.75% 7/15/80	2,722,000	2,748,167
Energy Transfer LP
6.10% 12/1/28	5,955,000	6,265,810
μ6.50% 11/15/26	14,595,000	14,649,439
Enterprise Products Operating LLC
4.60% 1/15/31	6,046,000	6,108,711
4.95% 2/15/35	4,293,000	4,328,686
5.35% 1/31/33	5,147,000	5,379,047
Greensaif Pipelines Bidco SARL 6.51% 2/23/42	3,557,000	3,846,828
ONEOK, Inc.
5.05% 11/1/34	2,703,000	2,665,644
LVIP Franklin Templeton Core Bond Fund–5

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc. (continued)
5.70% 11/1/54	4,421,000	$4,173,735
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	10,782,000	10,794,049
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	12,788,000	11,977,312
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	6,969,000	6,279,242
		91,328,498
Real Estate Investment Trusts–0.72%
American Tower Corp.
2.90% 1/15/30	8,800,000	8,294,359
4.90% 3/15/30	980,000	999,346
Crown Castle, Inc. 4.90% 9/1/29	8,800,000	8,926,411
Extra Space Storage LP 5.40% 2/1/34	10,576,000	10,883,135
VICI Properties LP
4.95% 2/15/30	7,877,000	7,968,363
5.63% 4/1/35	3,192,000	3,268,320
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	2,690,000	2,663,505
		43,003,439
Retail–0.15%
Home Depot, Inc.
4.88% 6/25/27	2,379,000	2,418,374
4.95% 6/25/34	6,238,000	6,387,563
		8,805,937
Semiconductors–0.50%
Broadcom, Inc.
3.14% 11/15/35	3,000	2,595
4.90% 7/15/32	3,019,000	3,088,400
5.05% 7/12/29	9,289,000	9,568,467
5.20% 7/15/35	3,758,000	3,872,999
Entegris, Inc. 4.75% 4/15/29	5,393,000	5,346,743
Foundry JV Holdco LLC 6.10% 1/25/36	7,202,000	7,651,424
		29,530,628
Software–0.56%
MSCI, Inc. 3.63% 9/1/30	8,800,000	8,399,239
Oracle Corp.
4.45% 9/26/30	3,530,000	3,528,268
4.80% 9/26/32	4,725,000	4,730,682
Roper Technologies, Inc. 4.90% 10/15/34	12,476,000	12,490,193
Synopsys, Inc. 5.70% 4/1/55	4,188,000	4,226,658
		33,375,040
Telecommunications–1.55%
AT&T, Inc.
3.50% 9/15/53	15,749,000	10,893,630
5.38% 8/15/35	2,799,000	2,882,769
6.05% 8/15/56	2,781,000	2,882,574
6.30% 1/15/38	4,110,000	4,473,031
Rogers Communications, Inc.
5.30% 2/15/34	10,060,000	10,205,724
μ7.13% 4/15/55	5,800,000	6,148,946
Softbank Corp. 4.70% 7/9/30	9,969,000	10,045,053
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint Capital Corp. 6.88% 11/15/28	8,800,000	$9,465,705
T-Mobile USA, Inc.
3.00% 2/15/41	5,883,000	4,420,622
3.75% 4/15/27	12,092,000	12,020,111
5.13% 5/15/32	2,471,000	2,543,049
5.75% 1/15/34	3,046,000	3,227,601
5.88% 11/15/55	7,594,000	7,756,996
Verizon Communications, Inc. 5.25% 4/2/35	5,010,000	5,094,738
		92,060,549
Total Corporate Bonds (Cost $1,720,266,194)		1,733,472,281
NON-AGENCY ASSET-BACKED SECURITIES–7.54%
•Apex Credit CLO LLC Series 2021-2A Class A1AR 5.41% (3 mo. USD Term SOFR + 1.18%) 10/20/34	28,324,000	28,338,162
•ARES LXV CLO Ltd. Series 2022-65A Class A1R 5.28% (3 mo. USD Term SOFR + 1.12%) 7/25/34	29,000,000	29,066,584
•Black Diamond CLO DAC Series 2017-2A Class A2 5.89% (3 mo. USD Term SOFR + 1.56%) 1/20/32	21,509	21,509
•Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2 5.30% (3 mo. USD Term SOFR + 1.08%) 1/25/35	27,000,000	27,028,350
•Catamaran CLO Ltd. Series 2014-1A Class A1BR 5.98% (3 mo. USD Term SOFR + 1.65%) 4/22/30	10,184,000	10,201,802
•CIFC Funding Ltd.
Series 2021-7A Class AR 5.32% (3 mo. USD Term SOFR + 1.09%) 1/23/35	24,382,000	24,405,992
Series 2022-4A Class BR 5.83% (3 mo. USD Term SOFR + 1.55%) 7/16/35	4,700,000	4,702,350
DataBank Issuer LLC Series 2021-1A Class A2 2.06% 2/27/51	7,763,000	7,668,986
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	24,025,000	23,041,325
•FIGRE Trust Series 2025-HE5 Class A 5.29% 8/25/55	3,768,932	3,783,166
Ford Credit Auto Owner Trust Series 2024-B Class A3 5.10% 4/15/29	12,787,000	12,975,639
Frontier Issuer LLC Series 2024-1 Class A2 6.19% 6/20/54	6,393,000	6,589,415
GM Financial Automobile Leasing Trust Series 2024-1 Class A3 5.09% 3/22/27	8,392,961	8,419,871
LVIP Franklin Templeton Core Bond Fund–6

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1 5.13% 3/15/29	26,486,000	$26,897,886
φGS Mortgage-Backed Securities Trust Series 2025-CES2 Class A1 5.18% 9/25/55	4,013,000	4,013,040
•ICG U.S. CLO Ltd. Series 2014-1A Class A1A2 5.79% (3 mo. USD Term SOFR + 1.46%) 10/20/34	3,653,000	3,657,121
•KKR CLO 41 Ltd. Series 2022-41A Class A1 5.65% (3 mo. USD Term SOFR + 1.33%) 4/15/35	5,115,000	5,119,900
•Neuberger Berman Loan Advisers CLO 48 Ltd.
Series 2022-48A Class A1R 5.41% (3 mo. USD Term SOFR + 1.09%) 4/25/36	29,400,000	29,413,054
Series 2022-48A Class A2R 5.77% (3 mo. USD Term SOFR + 1.45%) 4/25/36	2,000,000	2,000,882
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 5.32% (3 mo. USD Term SOFR + 0.99%) 7/20/34	10,047,000	10,059,338
PK Alift Loan Funding 7 LP Series 2025-2 Class A 4.75% 3/15/43	3,015,000	3,015,407
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	18,267,000	18,360,279
•Regatta XIX Funding Ltd. Series 2022-1A Class A1 5.65% (3 mo. USD Term SOFR + 1.32%) 4/20/35	2,740,000	2,740,493
•Rockford Tower CLO Ltd. Series 2021-2A Class A2R 5.66% (3 mo. USD Term SOFR + 1.50%) 7/20/34	2,700,000	2,700,977
Santander Drive Auto Receivables Trust Series 2025-1 Class D 5.43% 3/17/31	7,078,000	7,183,483
•Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R 5.87% (3 mo. USD Term SOFR + 1.55%) 4/25/37	3,653,000	3,665,592
•Steele Creek CLO Ltd. Series 2017-1A Class A 5.83% (3 mo. USD Term SOFR + 1.51%) 10/15/30	452,241	452,368
•Towd Point Mortgage Trust Series 2025-HE2 Class A1A 5.69% (30 day USD SOFR Average + 1.35%) 9/25/65	8,231,000	8,231,082
Toyota Auto Receivables Owner Trust Series 2024-B Class A3 5.33% 1/16/29	26,098,000	26,495,298
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Trinitas CLO XIV Ltd. Series 2020-14A Class A1R2 5.33% (3 mo. USD Term SOFR + 1.10%) 1/25/34	29,000,000	$28,999,536
•Trinitas CLO XVII Ltd. Series 2021-17A Class B1R 5.81% (3 mo. USD Term SOFR + 1.65%) 10/20/34	14,700,000	14,713,671
•Venture 34 CLO Ltd. Series 2018-34A Class AR 5.60% (3 mo. USD Term SOFR + 1.28%) 10/15/31	4,344,727	4,346,573
•Venture 42 CLO Ltd. Series 2021-42A Class A1A 5.71% (3 mo. USD Term SOFR + 1.39%) 4/15/34	13,700,000	13,708,713
Verizon Master Trust Series 2024-3 Class A1A 5.34% 4/22/30	15,527,000	15,867,166
Volkswagen Auto Lease Trust Series 2024-A Class A3 5.21% 6/21/27	31,053,000	31,328,092
Total Non-Agency Asset-Backed Securities (Cost $448,044,476)		449,213,102
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.26%
φA&D Mortgage Trust Series 2024-NQM1 Class A1 6.20% 2/25/69	5,841,999	5,893,705
•Agate Bay Mortgage Trust
Series 2015-1 Class B1 3.63% 1/25/45	403,210	394,219
Series 2015-1 Class B2 3.63% 1/25/45	249,481	243,918
•Cascade Funding Mortgage Trust Series 2025-HB16 Class A 3.00% 3/25/35	2,567,408	2,512,816
•Chase Home Lending Mortgage Trust Series 2025-10 Class A11 5.67% (30 day USD SOFR Average + 1.30%) 7/25/56	5,346,100	5,346,125
=•Citigroup Mortgage Loan Trust Series 2025-4 Class A28 5.61% (30 day USD SOFR Average + 1.30%) 10/25/55	8,927,000	8,926,966
φDeephaven Residential Mortgage Trust Series 2024-1 Class A1 5.74% 7/25/69	6,257,460	6,312,120
•EFMT Series 2025-NQM4 Class A1F 5.56% (30 day USD SOFR Average + 1.20%) 9/25/70	20,613,765	20,610,121
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 Class A2 2.50% 1/25/52	8,867,495	7,350,322
Series 2021-PJ8 Class A2 2.50% 1/25/52	12,062,480	9,998,664
LVIP Franklin Templeton Core Bond Fund–7

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GS Mortgage-Backed Securities Trust (continued)
Series 2021-PJ9 Class A2 2.50% 2/26/52	13,740,395	$11,389,499
Series 2025-PJ8 Class A27 5.69% (30 day USD SOFR Average + 1.30%) 2/25/56	2,397,000	2,396,790
JP Morgan Mortgage Trust
•Series 2014-2 Class B1 3.38% 6/25/29	588,553	571,232
•Series 2014-2 Class B2 3.38% 6/25/29	219,277	212,824
•Series 2015-1 Class B2 5.66% 12/25/44	758,868	758,089
•Series 2015-4 Class B1 3.51% 6/25/45	1,023,299	954,016
•Series 2015-4 Class B2 3.51% 6/25/45	802,363	748,039
•Series 2015-5 Class B2 5.93% 5/25/45	108,954	107,763
•Series 2015-6 Class B1 3.51% 10/25/45	718,653	694,807
•Series 2015-6 Class B2 3.51% 10/25/45	608,901	587,469
•Series 2015-6 Class B3 3.51% 10/25/45	1,001,097	894,003
•Series 2016-4 Class B1 3.78% 10/25/46	896,444	846,818
•Series 2016-4 Class B2 3.78% 10/25/46	1,641,433	1,550,564
•Series 2017-1 Class B3 3.45% 1/25/47	3,173,806	2,883,799
•Series 2017-2 Class A3 3.50% 5/25/47	269,055	242,803
•Series 2020-2 Class A3 3.50% 7/25/50	356,600	318,933
•Series 2020-7 Class A3 3.00% 1/25/51	1,582,781	1,368,050
•Series 2021-1 Class A3 2.50% 6/25/51	2,770,441	2,296,436
•Series 2021-10 Class A3 2.50% 12/25/51	5,858,983	4,856,547
•Series 2021-11 Class A3 2.50% 1/25/52	9,886,546	8,195,020
•Series 2021-12 Class A3 2.50% 2/25/52	12,792,860	10,604,081
•Series 2021-13 Class A3 2.50% 4/25/52	12,801,438	10,611,191
φSeries 2024-VIS2 Class A1 5.85% 11/25/64	2,249,719	2,278,077
φMill City Mortgage Loan Trust Series 2023-NQM2 Class A1 6.24% 12/25/67	4,669,166	4,675,629
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 Class A2A 2.50% 12/25/50	3,864,369	3,166,850
Series 2021-1 Class A2 2.50% 3/25/51	2,694,115	2,233,169
Series 2021-4 Class A3 2.50% 7/25/51	2,765,405	2,292,261
Series 2021-5 Class A3 2.50% 8/25/51	8,874,779	7,356,359
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust Series 2018-RPL1 Class A1 3.50% 12/25/57	490,298	$475,451
•OBX Trust Series 2025-J2 Class AF 5.66% (30 day USD SOFR Average + 1.30%) 9/25/55	11,965,539	11,988,648
•PMT Loan Trust Series 2025-J2 Class A11 5.71% (30 day USD SOFR Average + 1.35%) 8/25/56	1,549,447	1,553,296
•Radian Mortgage Capital Trust Series 2025-J3 Class A25 5.86% (30 day USD SOFR Average + 1.50%) 12/25/55	5,951,186	5,974,853
•RCKT Mortgage Trust
Series 2021-1 Class A1 2.50% 3/25/51	2,804,318	2,324,516
Series 2021-4 Class A1 2.50% 9/25/51	13,248,289	10,981,589
Series 2021-6 Class A1 2.50% 12/25/51	5,911,489	4,900,070
•Sequoia Mortgage Trust
Series 2013-4 Class B2 3.43% 4/25/43	291,922	281,851
Series 2015-1 Class B2 3.94% 1/25/45	487,563	474,769
Series 2020-4 Class A2 2.50% 11/25/50	2,296,293	1,889,702
•Towd Point Mortgage Trust Series 2018-1 Class A1 3.00% 1/25/58	179,792	178,160
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 Class A1 3.00% 12/25/49	545,793	468,766
Total Non-Agency Collateralized Mortgage Obligations (Cost $217,655,460)		194,171,765
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.16%
Bank
•Series 2017-BNK5 Class B 3.90% 6/15/60	3,731,000	3,599,024
Series 2019-BN20 Class A3 3.01% 9/15/62	5,625,000	5,269,088
Series 2019-BN21 Class A5 2.85% 10/17/52	11,462,000	10,757,912
Series 2020-BN25 Class A5 2.65% 1/15/63	36,533,000	33,680,306
•Series 2022-BNK40 Class B 3.50% 3/15/64	8,083,000	7,102,078
*•Bank5 Series 2025-5YR17 Class XA 1.40% 11/15/58	57,539,000	2,935,036
BBCMS Mortgage Trust
Series 2020-C7 Class A5 2.04% 4/15/53	16,970,000	15,093,374
*•Series 2025-5C37 Class XA 1.66% 9/15/58	76,785,000	5,374,336
LVIP Franklin Templeton Core Bond Fund–8

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust
•Series 2018-B1 Class A5 3.67% 1/15/51	1,220,000	$1,202,012
Series 2020-B17 Class A5 2.29% 3/15/53	21,463,000	19,236,152
Series 2020-B19 Class A5 1.85% 9/15/53	27,498,000	24,161,981
Series 2020-B20 Class A5 2.03% 10/15/53	20,185,000	17,745,726
Series 2020-B22 Class A5 1.97% 1/15/54	22,240,000	19,376,687
Series 2021-B24 Class A5 2.58% 3/15/54	6,059,000	5,403,318
Series 2021-B25 Class A5 2.58% 4/15/54	12,905,000	11,532,753
•Series 2022-B32 Class B 3.20% 1/15/55	8,220,000	6,866,761
•Series 2022-B32 Class C 3.57% 1/15/55	10,047,000	7,875,389
•Series 2022-B33 Class B 3.73% 3/15/55	4,064,000	3,543,716
•Series 2022-B33 Class C 3.73% 3/15/55	4,064,000	3,222,357
•Series 2022-B34 Class A5 3.79% 4/15/55	4,325,866	4,028,031
•Series 2022-B35 Class A5 4.59% 5/15/55	13,924,000	13,613,848
•Series 2022-B36 Class A5 4.47% 7/15/55	7,284,000	7,143,997
*•Series 2025-V17 Class XA 1.51% 9/15/58	63,769,000	4,135,381
BMO Mortgage Trust
•Series 2022-C1 Class A5 3.37% 2/15/55	3,247,000	3,005,467
*•Series 2025-5C12 Class XA 1.66% 10/15/58	50,546,000	3,186,203
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A5 3.79% 5/15/52	14,871,000	14,517,680
Series 2019-CF2 Class A5 2.87% 11/15/52	5,434,000	5,098,022
Series 2019-CF3 Class A4 3.01% 1/15/53	12,010,000	11,237,733
CD Mortgage Trust
Series 2016-CD2 Class A3 3.25% 11/10/49	8,802,813	8,715,325
•Series 2017-CD6 Class B 3.91% 11/13/50	2,760,000	2,633,411
Series 2019-CD8 Class A4 2.91% 8/15/57	14,682,000	13,577,071
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	6,475,000	6,403,965
Citigroup Commercial Mortgage Trust
Series 2016-P3 Class A4 3.33% 4/15/49	7,213,000	7,148,087
Series 2017-C4 Class A4 3.47% 10/12/50	17,298,000	17,001,915
Series 2019-C7 Class A4 3.10% 12/15/72	10,872,000	10,285,335
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2020-555 Class A 2.65% 12/10/41	6,119,000	$5,529,291
COMM Mortgage Trust Series 2016-CR28 Class A4 3.76% 2/10/49	6,626,807	6,615,218
DB-JPM Mortgage Trust
Series 2016-C1 Class A4 3.28% 5/10/49	4,188,000	4,155,484
Series 2020-C9 Class A5 1.93% 8/15/53	10,275,000	9,125,351
Series 2020-C9 Class B 2.57% 8/15/53	2,968,000	2,523,183
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	8,503,000	7,546,113
GS Mortgage Securities Trust
Series 2017-GS6 Class A3 3.43% 5/10/50	13,609,000	13,397,767
•Series 2018-GS9 Class B 4.32% 3/10/51	2,875,000	2,667,172
Series 2019-GC39 Class A4 3.57% 5/10/52	2,200,000	2,068,521
Series 2019-GC42 Class A4 3.00% 9/10/52	18,267,000	17,133,989
Series 2020-GC47 Class A5 2.38% 5/12/53	13,015,000	11,885,509
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 Class B 3.50% 4/15/46	1,352,470	1,239,868
Series 2015-JP1 Class A5 3.91% 1/15/49	7,047,262	7,005,733
Series 2016-JP2 Class A4 2.82% 8/15/49	9,731,000	9,550,559
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 Class A4 3.77% 12/15/48	8,645,433	8,623,689
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	10,755,000	10,433,381
Series 2016-C4 Class A3 3.14% 12/15/49	6,530,000	6,407,105
Series 2017-C7 Class A5 3.41% 10/15/50	3,854,000	3,763,882
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A5 3.53% 10/15/48	1,115,254	1,109,270
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	5,845,000	5,513,015
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A3 2.65% 8/15/49	7,211,000	7,097,221
Series 2020-C58 Class A4 2.09% 7/15/53	2,991,000	2,660,120
LVIP Franklin Templeton Core Bond Fund–9

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
*•Series 2025-5C6 Class XA 1.58% 10/15/58	76,020,600	$4,432,913
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $531,348,793)		486,193,831
SUPRANATIONAL BANKS–0.23%
Africa Finance Corp. 5.55% 10/8/29	5,393,000	5,506,410
μAfrican Development Bank 5.75% 5/7/34	5,914,000	5,949,029
μCorp. Andina de Fomento 6.75% 6/17/30	2,384,000	2,463,625
Total Supranational Banks (Cost $13,528,552)		13,919,064
U.S. TREASURY OBLIGATIONS–16.58%
U.S. Treasury Bonds
2.25% 8/15/46	77,191,000	51,500,870
4.13% 8/15/44	6,850,000	6,358,191
4.63% 11/15/44	180,122,000	178,447,427
4.75% 5/15/55	170,848,000	171,381,900
5.00% 5/15/45	96,927,000	100,652,632
U.S. Treasury Notes
3.88% 7/15/28	13,577,000	13,665,039
3.88% 6/30/30	207,855,000	209,129,735
4.25% 5/15/35	241,339,000	243,563,844
4.63% 9/30/28	12,262,000	12,606,869
Total U.S. Treasury Obligations (Cost $995,883,267)		987,306,507

	Number of Shares
COMMON STOCK–0.01%
†MNSN Holdings, Inc.	8,379	502,739
Total Common Stock (Cost $0)		502,739
MONEY MARKET FUND–0.33%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	19,458,861	19,458,861
Total Money Market Fund (Cost $19,458,861)		19,458,861

Principal Amount°
SHORT-TERM INVESTMENTS—13.82%
Certificates of Deposit–0.17%
Credit Agricole Corporate & Investment Bank SA 4.09% 10/23/25	10,000,000	10,000,000
10,000,000
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper–13.65%
≠ABN AMRO Funding USA LLC
4.15% 10/1/25	35,000,000	$35,000,000
4.16% 10/1/25	53,000,000	53,000,000
≠Atlantic Asset Securitization LLC
4.15% 10/1/25	53,197,000	53,197,000
≠Barclays Bank PLC
4.20% 10/1/25	30,000,000	30,000,000
4.40% 11/6/25	6,280,000	6,252,996
≠Bedford Row Funding Corp.
4.15% 10/7/25	25,000,000	24,982,958
≠BNP Paribas SA
4.21% 10/9/25	5,000,000	4,995,400
4.39% 11/7/25	8,500,000	8,462,522
≠CAFCO LLC
4.17% 10/1/25	12,377,000	12,377,000
≠Canada
4.16% 10/22/25	5,000,000	4,988,071
≠Canadian Imperial Bank of Commerce
4.16% 10/2/25	50,000,000	49,994,305
4.17% 10/1/25	50,000,000	50,000,000
4.17% 10/7/25	20,000,000	19,986,300
≠Cooperatieve Rabobank UA
4.15% 10/2/25	35,000,000	34,996,024
≠Credit Agricole Corporate & Investment Bank SA
4.14% 10/1/25	50,000,000	50,000,000
4.15% 10/2/25	25,000,000	24,997,160
≠Gotham Funding Corp.
4.17% 10/14/25	25,000,000	24,962,986
4.21% 10/1/25	20,000,000	20,000,000
≠Liberty Street Funding LLC
4.32% 10/1/25	9,000,000	9,000,000
4.36% 11/21/25	38,960,000	38,724,876
≠Manhattan Asset Funding Co. LLC
4.16% 10/1/25	30,000,000	30,000,000
4.18% 10/14/25	50,000,000	49,925,792
≠Matchpoint Finance PLC
4.16% 10/1/25	19,420,000	19,420,000
≠Nestle Finance International Ltd.
4.36% 10/1/25	20,000,000	20,000,000
≠NRW Bank
4.14% 10/9/25	50,000,000	49,954,666
≠Swedbank AB
4.08% 3/6/26	8,000,000	7,861,974
≠Toronto-Dominion Bank
4.22% 10/27/25	35,000,000	34,895,097
≠Victory Receivables Corp.
4.14% 10/3/25	20,000,000	19,995,467
4.16% 10/7/25	25,000,000	24,982,917
		812,953,511
Total Short-Term Investments (Cost $822,994,778)		822,953,511

TOTAL INVESTMENTS–113.78% (Cost $6,869,434,733)	6,775,559,877

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(13.78%)	(820,345,022)
NET ASSETS APPLICABLE TO 496,247,831 SHARES OUTSTANDING–100.00%	$5,955,214,855

LVIP Franklin Templeton Core Bond Fund–10

LVIP Franklin Templeton Core Bond Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2025.
=The value of this security was determined using significant unobservable inputs.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
†Non-income producing.
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(8,526)	CBOT 10 Year U.S. Treasury Notes Futures	$(959,175,000)	$(964,070,232)	12/19/25	$4,895,232	$—
(303)	CBOT 2 Year U.S. Treasury Notes Futures	(63,144,727)	(63,289,127)	12/31/25	144,400	—
12,141	CBOT 5 Year U.S. Treasury Notes Futures	1,325,740,295	1,331,636,122	12/31/25	—	(5,895,827)
65	CBOT U.S. Long Bond Futures	7,578,594	7,645,726	12/19/25	—	(67,132)
2,891	Ultra 10 Year U.S. Treasury Notes Futures	332,690,859	335,478,010	12/19/25	—	(2,787,151)
741	Ultra U.S. Treasury Bond Futures	88,966,313	89,873,640	12/19/25	—	(907,327)
Total Futures Contracts					$5,039,632	$(9,657,437)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
BMO–Bank of Montreal
BNP–BNP Paribas
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
TBA–To be announced
LVIP Franklin Templeton Core Bond Fund–11